TAXES (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 471,604	$ 843,257
Income taxes payable	2,074,321	2,265,919
Other taxes payable	191,574	178,464
Totals	$ 2,737,499	$ 3,287,640